Commitments and Contingencies - Take Private Deferred Stock Payments (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Deferred compensation (in dollars per share)		$ 60.10
Liability for stock payments	$ 1.1	$ 1.6
Compensation expense	0.6	3.2
Cash payments for deferred compensation	$ 1.1	4.4
Deferred compensation, expected future payments		$ 3.3